Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 102.7%
		Communication Services - 15.8%
37,069		Activision Blizzard, Inc.		$2,741,253
171,019		Alphabet, Inc. - Class A (a)		17,271,208
175,762		Alphabet, Inc. - Class C (a)		17,831,054
8,626		Baidu, Inc. - ADR (a)		936,784
7,616		Charter Communications, Inc. - Class A (a)		2,980,065
208,359		Comcast Corporation - Class A		7,634,274
13,176		Electronic Arts, Inc.		1,723,157
13,419		Match Group, Inc. (a)		678,465
97,395		Meta Platforms, Inc. - Class A (a)		11,502,350
7,708		NetEase, Inc. - ADR		548,193
21,091		Netflix, Inc. (a)		6,443,933
184,256		Sirius XM Holdings, Inc.		1,195,821
59,349		T-Mobile US, Inc. (a)		8,989,000
				80,475,557
		Consumer Discretionary - 14.7%
18,922		Airbnb, Inc. - Class A (a)		1,932,693
290,518		Amazon.com, Inc. (a)		28,046,608
1,920		Booking Holdings, Inc. (a)		3,992,544
10,614		Dollar Tree, Inc. (a)		1,595,178
26,027		eBay, Inc.		1,182,667
23,901		JD.com, Inc. - ADR		1,366,659
79,395		Lucid Group, Inc. (a)		805,065
5,820		Lululemon Athletica, Inc. (a)		2,213,404
15,395		Marriott International, Inc. - Class A		2,545,563
2,422		MercadoLibre, Inc. (a)		2,254,846
3,048		O’Reilly Automotive, Inc. (a)		2,635,118
22,158		Pinduoduo, Inc. - ADR (a)		1,817,842
16,558		Ross Stores, Inc.		1,948,380
54,298		Starbucks Corporation		5,549,256
88,667		Tesla, Inc. (a)		17,263,465
				75,149,288
		Consumer Staples - 7.2%
20,999		Costco Wholesale Corporation		11,323,710
67,022		Keurig Dr Pepper, Inc.		2,591,741
58,006		Kraft Heinz Company		2,282,536
64,853		Mondelez International, Inc. - Class A		4,384,711
24,958		Monster Beverage Corporation (a)		2,567,180
65,305		PepsiCo, Inc.		12,114,731
40,913		Walgreens Boots Alliance, Inc.		1,697,890
				36,962,499
		Health Care - 7.7%
3,719		Align Technology, Inc. (a)		731,379
25,334		Amgen, Inc.		7,255,657
28,044		AstraZeneca plc - ADR		1,906,151
6,903		Biogen, Inc. (a)		2,106,589
18,585		DexCom, Inc. (a)		2,161,064
59,314		Gilead Sciences, Inc.		5,209,548
3,983		IDEXX Laboratories, Inc. (a)		1,696,240
7,480		Illumina, Inc. (a)		1,631,238
16,938		Intuitive Surgical, Inc. (a)		4,579,865
18,560		Moderna, Inc. (a)		3,264,890
5,088		Regeneron Pharmaceuticals, Inc. (a)		3,824,650
8,766		Seagen, Inc. (a)		1,064,105
12,154		Vertex Pharmaceuticals, Inc. (a)		3,845,526
				39,276,902
		Industrials - 4.0%
4,857		Cintas Corporation		2,242,866
22,540		Copart, Inc. (a)		1,500,262
101,323		CSX Corporation		3,312,249
27,205		Fastenal Company		1,401,330
31,909		Honeywell International, Inc.		7,005,620
5,312		Old Dominion Freight Line, Inc.		1,607,464
16,490		PACCAR, Inc.		1,746,456
7,462		Verisk Analytics, Inc.		1,370,844
				20,187,091
		Information Technology - 51.8% (b)
22,154		Adobe, Inc. (a)		7,641,579
76,395		Advanced Micro Devices, Inc. (a)		5,930,544
24,365		Analog Devices, Inc.		4,188,587
4,136		ANSYS, Inc. (a)		1,051,785
458,293		Apple, Inc.		67,841,113
40,714		Applied Materials, Inc.		4,462,254
4,092		ASML Holding NV - NY		2,488,427
6,894		Atlassian Corporation - Class A (a)		906,906
10,236		Autodesk, Inc. (a)		2,067,160
19,668		Automatic Data Processing, Inc.		5,195,106
19,170		Broadcom, Inc.		10,563,245
12,996		Cadence Design Systems, Inc. (a)		2,235,832
195,940		Cisco Systems, Inc.		9,742,137
24,537		Cognizant Technology Solutions Corporation - Class A		1,526,447
10,182		Crowdstrike Holdings, Inc. - Class A (a)		1,197,912
13,791		Datadog, Inc. - Class A (a)		1,045,082
9,506		DocuSign, Inc. (a)		447,447
6,356		Enphase Energy, Inc. (a)		2,037,670
30,278		Fiserv, Inc. (a)		3,159,812
37,326		Fortinet, Inc. (a)		1,984,250
194,277		Intel Corporation		5,841,909
13,379		Intuit, Inc.		5,453,147
6,731		KLA Corporation		2,646,293
6,525		Lam Research Corporation		3,082,280
40,356		Marvell Technology, Inc.		1,877,361
26,151		Microchip Technology, Inc.		2,070,898
52,198		Micron Technology, Inc.		3,009,215
212,674		Microsoft Corporation		54,261,645
99,938		NVIDIA Corporation		16,912,508
12,460		NXP Semiconductors NV		2,190,966
14,159		Palo Alto Networks, Inc. (a)		2,405,614
17,067		Paychex, Inc.		2,116,820
54,719		PayPal Holdings, Inc. (a)		4,290,517
53,169		QUALCOMM, Inc.		6,725,347
7,605		Skyworks Solutions, Inc.		727,190
7,736		Splunk, Inc. (a)		600,932
7,258		Synopsys, Inc. (a)		2,464,381
43,239		Texas Instruments, Inc.		7,802,910
5,093		VeriSign, Inc. (a)		1,017,632
9,559		Workday, Inc. - Class A (a)		1,604,956
11,905		Zoom Video Communications, Inc. - Class A (a)		897,994
6,734		Zscaler, Inc. (a)		898,652
				264,612,462
		Utilities - 1.5%
24,333		American Electric Power Company, Inc.		2,355,435
15,487		Constellation Energy Corporation		1,488,610
47,036		Exelon Corporation		1,945,879
25,912		Xcel Energy, Inc.		1,819,541
				7,609,465
		TOTAL COMMON STOCKS (Cost $601,643,787)		524,273,264

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 0.3%
435		Nasdaq 100 Index Put, Expiration: 12/16/2022, Exercise Price: $11,025.00	$523,307,610	1,394,175
		TOTAL PURCHASED OPTIONS (Cost $6,529,172)		1,394,175
Shares
		SHORT-TERM INVESTMENTS - 1.0%
5,334,245		Invesco Government & Agency Portfolio - Institutional Class, 3.73% (d)		5,334,245
		TOTAL SHORT-TERM INVESTMENTS (Cost $5,334,245)		5,334,245

		Total Investments (Cost $613,507,204) - 104.0%		531,001,684
		Liabilities in Excess of Other Assets - (4.0)%		(20,528,485)
		NET ASSETS - 100.0%		$510,473,199

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NY	New York Registry Shares.
	(a)	Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Exchange traded.
	(d)	Rate shown is the annualized seven-day yield as of November 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Written Options
November 30, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (4.1)%
(435)		Nasdaq 100 Index Call, Expiration:12/16/2022, Exercise Price: $11,725.00	$(523,307,610)	$(20,710,350)
		TOTAL WRITTEN OPTIONS (Premiums Received $15,114,746)		$(20,710,350)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United  States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Nationwide Nasdaq-100® Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$524,273,264	$-	$-	$524,273,264
Purchased Options	-	1,394,175	-	1,394,175
Short-Term Investments	5,334,245	-	-	5,334,245
Total Investments in Securities	$529,607,509	$1,394,175	$-	$531,001,684

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$20,710,350	$-	$20,710,350
Total Written Options	$-	$20,710,350	$-	$20,710,350

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended November 30, 2022, the Fund did not recognize any transfers in to or from Level 3.